SHORT-TERM BANK LOAN (Details) ¥ in Millions	Jan. 08, 2025 CNY (¥)	Jan. 08, 2025 USD ($)
SHORT-TERM BANK LOAN
Working capital loan	¥ 1.0	$ 137,781
Short term debt, fixed interest rate	3.27%	3.27%